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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Elizabeth A. Watson, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments

Quarterly Portfolio Holdings

PORTFOLIO OF INVESTMENTS December 31, 2005 (Unaudited)
QUANT SMALL CAP FUND

COMMON STOCK - 97.4%
	Shares	Value
AEROSPACE & DEFENSE - 0.9%
EDO Corporation	31,730	$858,614

COMMERCIAL SERVICES & SUPPLIES - 7.8%
Charles River Associates Inc. (a)	21,315	1,016,512
Kforce Inc. (a)	223,290	2,491,917
Mobile Mini, Inc.(a)	19,040	902,496
Sotheby’s Holdings Inc. (a)	87,650	1,609,254
Waste Connections, Inc. (a)	46,809	1,613,038
		7,633,217
COMMUNICATIONS EQUIPMENT - 7.8%
Comverse Technology, Inc. (a)	74,685	1,985,874
DSP Group Inc. (a)	59,450	1,489,817
InPhonic, Inc.(a)	129,835	1,128,266
UNOVA, Inc. (a)	43,190	1,459,822
NICE Systems, Ltd.(a)	17,005	818,961
Polycom, Inc. (a)	49,130	751,689
		7,634,429
COMPUTERS & PERIPHERALS - 1.9%
ATI Technologies Inc. (a)	58,100	987,119
Avid Technology, Inc.(a)	16,648	911,644
		1,898,763
CONSTRUCTION MATERIAL - 2.3%
Florida Rock Industries, Inc.	46,098	2,261,568

DIVISIFIED FINANCIAL SERVICES - 2.9%
Asset Acceptance Capital Corp.(a)	32,850	737,811
Cash America International, Inc.	21,275	493,367
Euronet Worldwide, Inc. (a)	60,000	1,668,000
		2,899,178

ELECTRIC & WATER UTILITIES - 1.8%
Ormat Technologies Inc.	66,690	1,743,277

ENERGY EQUIPMENT & SERVICES - 7.5%
Carbo Ceramics Inc.	18,455	1,043,077
Core Laboratories N.V. (a)	117,530	4,390,921
Grey Wolf, Inc. (a)	253,755	1,961,526
		7,395,524
FOOD PRODUCTS - 2.9%
United Natural Foods, Inc. (a)	53,450	1,411,080
Wild Oats Markets, Inc.(a)	120,915	1,460,653
		2,871,733

FOOTWEAR - 1.4%
Brown Shoe Company, Inc.	32,375	1,373,671

HEALTH CARE EQUIPMENT & SERVICES - 7.3%
Omnicell Inc. (a)	90,361	1,079,814
Schein (Henry), Inc. (a)	42,450	1,852,518
Sierra Health Services, Inc. (a)	53,275	4,259,869
		7,192,201
HOTELS, RESTAURANTS & LEISURE - 7.5%
Intrawest Corporation	39,420	1,141,209
Sonic Corp.(a)	52,408	1,546,036
RARE Hospitality International, Inc. (a)	78,547	2,387,043
Vail Resorts, Inc. (a)	68,505	2,262,720
		7,337,008
HOUSEHOLD DURABLES - 0.5%
Prestige Brands Holdings, Inc(a)	41,432	517,900

INSURANCE - 1.8%
Selective Insurance Group, Inc.	33,005	1,752,566

MACHINERY - 4.1%
Actuant Corporation Class A	16,310	910,098
ESCO Technologies, Inc. (a)	8,880	395,071
Gardner Denver, Inc. (a)	30,215	1,489,600
TurboChef Technologies, Inc. (a)	88,779	1,274,866
		4,069,635
MEDIA - 5.6%
Entercom Communications	75,143	2,229,493
Corporation (a)
IMAX Corporation (a)	113,895	804,099
Lions Gate Entertaiment Corporation (a)	130,735	1,004,045
Playboy Enterprises, Inc. (a)	105,405	1,464,075
		5,501,712
METALS & MINING - 2.1%
Coeur d’Alene Mines Corporation (a)	414,865	1,659,460
James River Coal Company(a)	11,715	447,513
		2,106,973
OIL & GAS - 2.7%
Brigham Exploration Company(a)	103,405	1,226,383
Plains Exploration & Production	35,100	1,394,523
Company (a)
		2,620,906
PHARMACEUTICALS & BIOTECHNOLOGY - 0.4%
ViroPharma Incorporated (a)	22,410	415,706

REAL ESTATE - 13.2%

American Campus Communities, Inc.	57,747	1,432,126
Entertainment Properties Trust	96,955	3,950,916
FelCor Lodging Trust Inc.	68,410	1,177,336
Strategic Hotel Capital, Inc.	60,663	1,248,445
Universal Health Realty Income Trust	19,445	609,406
Ventas, Inc.	144,110	4,614,402
		13,032,631
RETAILING -4.1%
Dress Barn, Inc. (a)	31,315	1,209,072
GUESS?, Inc.(a)	33,210	1,182,276
Urban Outfitters, Inc. (a)	64,735	1,638,443
		4,029,791
SOFTWARE & SERVICES - 4.8%
Photon Dynamics, Inc. (a)	48,880	893,526
Take-Two Interactive Software Inc. (a)	50,240	889,248
Ulticom, Inc. (a)	134,509	1,319,533
Verint Systems Inc. (a)	47,020	1,620,779
		4,723,086

WIRELESS TELECOMMUNICATION SERVICES - 6.1%
Crown Castle International Corporation (a)	183,327	4,933,330
SBA Communications Corporation (a)	57,800	1,034,620
		5,967,950
TOTAL COMMON STOCK
(Cost $70,829,029)		95,838,039

SHORT TERM INVESTMENTS - 4.8%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 3.25%,
01/03/06, (Dated 12/30/05),
Collateralized by $3,920,000
U.S. Treasury Bond 6.125%,
08/15/29, Market Value
$4,848,671, Repurchase
Proceeds $4,688,175 (Cost
$4,688,000)	$ 4,688,000	$4,688,000
TOTAL INVESTMENTS - 102.2%
(Cost $75,517,029) (b)		100,526,039
OTHER ASSETS & LIABILITIES (NET) - (2.2)%		(2,116,373)
NET ASSETS - 100%		$98,409,666

(a) Non-income producing security.
(b)	At December 31, 2005, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $75,542,720 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost	$27,601,924
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(2,618,605)

Net unrealized appreciation	$24,983,319

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS December 31, 2005(Unaudited)
QUANT GROWTH AND INCOME FUND

COMMON STOCK - 99.0%
	Shares	Value
AEROSPACE & DEFENSE- 3.1%
Lockheed Martin Corporation	22,600	$1,438,038
United Technologies Corporation	6,000	335,460
		1,773,498
BANKS - 6.8%
Bank of America Corporation	50,900	2,349,035
National City Corporation	12,700	426,339
Wachovia Corporation	8,700	459,882
Washington Mutual, Inc	15,400	669,900
		3,905,156
COMMUNICATIONS EQUIPMENT - 3.3%
Cisco Systems, Inc. (a)	34,100	583,792
Motorola, Inc.	59,500	1,344,105
		1,927,897
COMPUTERS & PERIPHERALS - 5.4%
Apple Computer, Inc. (a)	42,800	3,076,892

CONSTRUCTION MATERIALS - 1.8%
USG Corporation	16,300	1,059,500

DIVERSIFIED FINANCIAL SERVICES - 7.6%
Capital One Financial Corporation	12,600	1,088,640
CIT Group Inc.	18,600	963,108
Citigroup Inc.	25,666	1,245,571
Countrywide Financial Corporation	29,900	1,022,281
		4,319,600
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
AT&T Corporation	41,387	1,013,568
CenturyTel, Inc.	7,700	255,332
Verizon Communications Inc.	9,000	271,080
		1,539,980
ELECTRIC UTILITIES - 2.9%
TXU Corporation	33,000	1,656,270

FOOD & STAPLES RETAILING - 3.5%
Archer-Daniels-Midland Company	16,000	394,560
Coca-Cola Enterprises, Inc.	23,900	458,163
Dean Foods Company	17,300	651,518
Supervalu Inc.	15,600	506,688
		2,010,929
GAS UTILITIES - 0.9%
Sempra Energy	11,900	533,596

HEALTH CARE EQUIPMENT & SERVICES - 7.5%
Express Scripts, Inc. (a)	15,900	1,332,420
Humana Inc. (a)	9,600	521,568
McKesson Corporation	41,000	2,115,190
Waters Corporation (a)	9,000	340,200
		4,309,378
HOTELS, RESTAURANTS & LEISURE - 2.9%
Darden Restaurants, Inc.	23,300	905,904
Marriott International, Inc.	6,100	408,517
McDonalds Corporation	11,000	370,920
		1,685,341
HOUSEHOLD DURABLES - 2.4%
Newell Rubbermaid, Inc.	20,400	485,112
Toll Brothers, Inc. (a)	25,900	897,176
		1,382,288
HOUSEHOLD PRODUCTS - 3.0%
Carolina Group	12,100	532,279
Procter & Gamble Company	20,600	1,192,328
		1,724,607
INDUSTRIAL CONGLOMERATES - 3.0%
General Electric Company	50,000	1,752,500
INSURANCE - 6.1%
AFLAC Inc.	7,400	343,508
American International Group, Inc.	12,900	880,167
MetLife, Inc.	17,100	837,900
Progressive Corporation	5,900	689,002
The St. Paul Travelers Companies, Inc.	16,900	754,923
		3,505,500
MACHINERY - 0.7%
Cummins, Inc.	4,800	430,704

MEDIA - 1.6%
Gannett Co., Inc.	15,600	944,892

METALS & MINING - 2.6%
Phelps Dodge Corporation	10,100	1,453,087

OIL & GAS - 10.8%
Exxon Mobil Corporation	43,400	2,437,778
Kerr-McGee Corporation	7,700	699,622
Occidental Petroleum Corporation	8,300	663,004
Sunoco, Inc.	15,600	1,222,728
Valero Energy Corporation	22,400	1,155,840
		6,178,972
PHARMACEUTICALS & BIOTECHNOLOGY - 7.5%
Biogen Idec, Inc. (a)	24,000	1,087,920
Johnson & Johnson	32,800	1,971,280
Merck & Co., Inc.	38,700	1,231,047

		4,290,247
RETAILING - 4.2%
Federated Department Stores, Inc.	10,000	663,300
Sherwin-Williams Company	10,000	454,200
Staples, Inc.	57,900	1,314,909
		2,432,409
SEMICONDUCTOR EQUIPMENT- 3.9%
Intel Corporation	33,000	823,680
Texas Instruments Incorporat	44,500	1,427,115
		2,250,795
SOFTWARE & SERVICES- 3.8%
Autodesk, Inc.	32,400	1,391,580
Symantec Corporation (a)	44,100	771,750
		2,163,330
TRANSPORTATION- 1.0%
Ship Finance International Limited	32,700	552,630

TOTAL COMMON STOCK		56,859,998
(Cost $48,777,514) (b)
OTHER ASSETS & LIABILITIES (NET) - 1.0%		563,021
NET ASSETS - 100%		$57,423,019

(a) Non-income producing security.
(b)	At December 31, 2005, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 48,795,629 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost	$9,088,792
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(1,024,423)
Net unrealized appreciation	$8,064,369

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS December 31, 2005 (Unaudited)
QUANT EMERGING MARKETS FUND

COMMON STOCK - 91.9%
,	Shares	Value
BRAZIL - 8.4%
Banco Bradesco SA (a)	47,022	$1,370,691
Companhia Energetica de Minas Gerais (a)	23,615	870,449
CIA Vale do Rio Doce (a)	23,945	868,006
Gerdau SA (a)	105,658	1,762,376
Petroleo Brasileiro SA (a)	38,359	2,469,169
Usinas Siderurgica de Minas
Gerais SA (a)	60,900	1,449,816
		8,790,507
CHINA - 4.9%
China Mobile Ltd.	406,000	1,919,108
China Shipping Development Company, Ltd.	1,684,000	1,237,988
PetroChina Company Ltd.	2,414,000	1,961,450
		5,118,546
CZECH REPUBLIC - 1.3%
CEZ AS	44,726	1,343,074

HUNGARY - 2.7%
MOL Hungarian Oil & Gas	17,400	1,626,397
OTP Bank Ltd.	35,700	1,165,329
		2,791,726
INDIA - 3.9%
Infosys Technologies Ltd. (a)	16,100	1,301,846
Mahindra & Mahindra Ltd. (b)	118,400	1,318,976
State Bank of India (b)	28,527	1,440,614
		4,061,436
ISRAEL - 3.1%
Bank Leumi Le Israel	415,800	1,593,328
Partner Communications Company	200,800	1,688,446
		3,281,774
MALAYSIA - 0.6%
MISC Berhad	242,000	633,893

MEXICO - 6.4%
Alfa SA	179,000	993,626
America Movil SA	1,335,900	1,951,925
Consorcio Ara SA	211,000	923,110
Controladora Comercial
Mexicana SA de CV	721,300	1,104,811
Grupo Financiero Banorte S.A.	370,000	766,544
Telefonos De Mexico	752,000	930,382
		6,670,398
PHILIPPINES - 1.5%
First Philippine Holdings Corporation	1,364,500	1,259,736

Philippine Long Distance
Telephone Company	8,630	298,371
		1,558,107
POLAND - 1.9%
KGHM Polska Miedz SA	105,100	2,020,284

RUSSIA - 4.6%
LUKoil Holding (a)	38,300	2,259,700
OAO Tatneft (a)	38,950	2,570,700
		4,830,400
SOUTH AFRICA - 12.6%
African Bank Investments Ltd.	395,000	1,530,039
Foschini Ltd.	193,300	1,592,242
MTN Group Ltd.	123,000	1,208,609
Old Mutual PLC	623,000	1,768,039
Reunert Ltd.	126,790	1,054,412
Standard Bank Group Ltd.	137,197	1,644,412
Steinoff International Holdings Ltd.	541,900	1,606,423
Telkom South Africa Limited	39,800	847,913
Tiger Brands Ltd.	81,984	1,885,956
		13,138,045
SOUTH KOREA - 20.2%
Daelim Industrial Company Ltd.	16,610	1,182,323
GS Engineering & Construction
Company Ltd.	32,130	1,683,529
Hyundai Mipo Dockyard Company, Ltd.	23,100	1,399,931
Hyundai Motor Company Ltd.	24,390	2,346,166
Kookmin Bank	37,070	2,803,614
Korea Electric Power Corporation	35,420	1,323,654
Posco	6,850	1,367,968
Samsung Electronics Company Ltd.	8,340	5,433,574
Shinhan Financial Group Ltd.	46,070	1,869,672
SK Corporation	19,250	991,523
SK Telecom Company Ltd.	4,090	731,873
		21,133,827
TAIWAN - 12.6%
Asustek Computer Inc.	342,100	1,052,647
China Steel Corporation	1,805,970	1,375,495
Delta Electronics Inc.	288,113	590,726
Formosa Chemical & Fiber Corp	163,900	264,645
Hon Hai Precision Industry Corporation Ltd.	397,652	2,180,641
MediaTek Incorporation	82,500	972,688
Synnex Technology International Corporation	351,263	432,872
Taiwan Semiconductor Manufacturing
Company Ltd.	1,368,000	2,604,801
Wan Hai Lines Ltd.	1,735,373	1,081,172
Wintek Corporation	1,171,000	1,897,916
Zyxel Communications Corporation	381,900	724,847

		13,178,450
THAILAND - 2.0%
Charoen Pokphand Foods Public
Company Ltd.	8,409,000	1,209,928
PTT Public Company	158,300	872,474
		2,082,402
TURKEY - 5.2%
Turkcell Iletisim Hizmet AS	269,000	1,633,442
Turkiye Garanti Bankasi AS (c)	531,125	1,927,216
Yapi ve Kredi Bankasi AS (c)	416,300	1,942,158
		5,502,816

TOTAL COMMON STOCK		96,135,685
(Cost $67,859,795)

PREFERRED STOCK - 1.9%
BRAZIL - 1.9%
Braskem SA (a)	43,063	698,051
Sadia SA (a)	43,699	1,276,011

TOTAL PREFERRED STOCK
(Cost $1,591,813)		1,974,062

EXCHANGE TRADED FUNDS -4.0%
TAIWAN - 0.7%
iShares MSCI Taiwan Index Fund	58,000	723,840

OTHER - 3.3%
iShares MSCI Emerging Market Index	38,900	3,432,925

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,822,026)		4,156,765

SHORT TERM INVESTMENTS -1.5%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 3.25%,
1/03/06, (Dated 12/30/05),
Collateralized by $1,380,000
U.S. Treasury Bond 6.125%,
08/15/29, Market Value
$1,706,930, Repurchase
Proceeds $1,583,059 (Cost
$1,583,000)	$ 1,583,000	$1,583,000
TOTAL INVESTMENTS - 99.3%
(Cost $73,273,634) (d)		103,849,512
OTHER ASSETS & LIABILITIES - 0.7%		725,326

NET ASSETS - 100%		$104,574,838

(a)	ADR - American Depository Receipts
(b)	GDR - Global Depository Receipts
(c)	Non-income producing security.
(d)	At December 31, 2005, the unrealized appreciation of investments
	based on aggregate cost for federal tax purposes of $	73,632,280
	was as follows:

	Aggregate gross unrealized appreciation for all
	investments in which there is an excess of
	value over tax cost	$ 31,522,290	-
	Aggregate gross unrealized depreciation for all
	investments in which there is an excess of tax
	cost over value	(1,305,058)	-

	Net unrealized appreciation	$ 30,217,232	-

	SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
	Consumer Discretionary	7.6%	7.6%
	Consumer Staples	5.4%	5.4%
	Energy	12.5%	12.5%
	Exchange Traded Funds	4.0%	4.0%
	Financial	19.4%	19.4%
	Industrial	8.0%	8.0%
	Information Technology	17.8%	17.8%
	Material	9.6%	9.6%
	Telecommunication Services	11.0%	11.0%
	Utilities	4.7%	4.7%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS December 31, 2005(Unaudited)
QUANT FOREIGN VALUE FUND

COMMON STOCK - 95.6%
	Shares	Value
AUSTRALIA - 2.3%
BHP Billiton Ltd.	309,850	$5,175,090
BHP Billiton PLC	155,380	2,535,581
		7,710,671
BELGIUM - 2.1%
Solvay SA	63,610	7,012,940
CANADA - 2.2%
Methanex Corporation	401,690	7,531,149
CROATIA - 0.2%
Pliva D D (b)	56,000	742,000
FINLAND - 12.0%
Cargotec Corporation (a)	195,200	6,770,554
KCI Konecranes OYJ	176,820	8,714,821
Kone Corporation OYJ-B	224,200	8,902,135
UPM-Kymmene OYJ	401,580	7,875,125
Yit-Yhtyma OYJ	191,800	8,206,191
		40,468,826
FRANCE - 9.2%
Christian Dior	87,330	7,766,555
Compagnie de Saint Gobain SA	135,670	8,073,186
Imerys SA	112,110	8,111,676
Peugeot SA	126,690	7,306,280
		31,257,697
GERMANY - 2.4%
Continental AG	91,950	8,164,361
IRELAND - 4.9%
CRH PLC	289,252	8,508,500
Greencore Group PLC	2,027,762	8,068,286
		16,576,786
JAPAN - 8.8%
Kansai Electric Power Company Inc.	344,100	7,399,843
Maruichi Steel Tube Ltd.	294,700	6,400,000
Showa Denko K.K.	2,117,000	8,261,113
Tokyo Electric Power Company Inc.	311,400	7,568,383
		29,629,339
MEXICO - 2.1%
Cemex S.A. de C.V. (c)	119,014	7,061,101
NETHERLANDS - 2.4%
ABN-AMRO Holdings NV	307,805	8,051,864
NORWAY - 6.7%
Aker Seafoods ASA (a)	342,900	2,185,792
Camillo Eitzen & Company	654,870	6,795,574
DNB Holding ASA	740,500	7,903,702
Yara International ASA	410,700	5,981,777

		22,866,845

PORTUGAL - 2.1%
Portugal Telecom SGPS SA	711,950	7,208,429
SOUTH AFRICA - 7.0%
Impala Platinum Holdings Ltd.	56,960	8,393,157
Metorex Ltd. (a)	2,262,620	2,575,631
Sappi Ltd.	520,530	5,967,372
Sasol Ltd.	189,270	6,777,811
		23,713,971
SOUTH KOREA - 5.6%
Samsung Electronics Company Ltd.	4,210	2,742,847
Samsung Electronics Company Ltd. (b) (d)	4,400	1,449,800
Samsung SDI Company Ltd.	72,070	8,300,697
SK Telecom Company Ltd.	37,110	6,640,544
		19,133,888
SPAIN - 5.4%
Banco Bilbao Vizcaya Argentaria	431,840	7,711,684
Repsol YPF SA	260,800	7,619,067
Repsol YPF SA (c)	100,000	2,941,000
		18,271,751
SWEDEN - 4.6%
Autoliv Inc.	142,230	6,460,087
Autoliv Inc.(e)	26,900	1,216,045
Svenska Cellulosa AB	210,730	7,881,080
		15,557,212
UNITED KINGDOM - 15.6%
Barratt Developments PLC	530,220	8,985,050
Bellway PLC	459,490	8,915,742
Crest Nicholson PLC	1,101,780	8,828,790
Lloyds TSB Group PLC	913,883	7,672,601
Persimmon PLC	475,204	10,274,204
Wimpey (George) PLC	978,138	8,069,169
		52,745,556
TOTAL COMMON STOCK
(Cost $243,697,215)		323,704,386

PREFERRED STOCK - 1.4%
SOUTH KOREA - 1.4%
Samsung Electronics Company Ltd.	9,500	4,611,468
TOTAL PREFERRED STOCK
(Cost $1,187,684)		4,611,468

SHORT TERM INVESTMENTS - 2.7%
	Par Value	Value
United States- 2.7%
General Electric Capital Corporation
Commercial Paper, Yield of 3.88%,

Maturing on 1/03/06
(Cost $9,246,000)	$ 9,246,000	$9,246,000

TOTAL SHORT TERM INVESTMENTS - 2.7%
(Cost $9,246,000) (b)		9,246,000

TOTAL INVESTMENTS - 99.7%
(Cost $254,130,899) (f)		337,561,854

OTHER ASSETS & LIABILITIES (NET) - 0.3%		1,066,345
NET ASSETS - 100%		$338,628,199

(a) Non-income producing security.
(b) GDR - Global Depository Receipts
(c) ADR - American Depository Receipts
(d)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. (Note 2)
(e) SDR - Swedish Depository Receipts
(f)	At December 31, 2005, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 254,130,899 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost		$84,624,559
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,193,604)

Net unrealized appreciation		$83,430,955

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Consumer Discretionary		23.1%
Consumer Staples		3.1%
Energy		5.3%
Financial		9.6%
Health Care		0.2%
Industrial		14.5%
Information Technology		5.2%
Material		30.2%
Telecommunication Services		4.2%
Utilities		4.6%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: February 27, 2006

By: /s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: February 27, 2006